Subordinated Liabilities - Undated (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 3,522	£ 4,191
Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		3,522	4,191
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 16	16
Initial call date		2032
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 199	197
Initial call date		2032
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 34	36
Initial call date		2019
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 3,189	3,142
Initial call date		2019
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 51	52
Initial call date		2036
7.7% Undated Subordinated Notes (USD 99m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 0	74
Initial call date		2018
8.25% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 0	144
Initial call date		2018
7.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	182
Initial call date	[1]	2020
6.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	43
Initial call date	[1]	2027
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities		£ 30	28
Initial call date		Any interest payment date
Undated Floating Rate Primary Capital Notes Series 3 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	21
Initial call date	[1]	Any interest payment date
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	87
Initial call date	[1]	2021
9% Permanent Interest Bearing Capital Bonds | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	45
Initial call date	[1]	At any time
5.03% Reverse Dual Currency Undated Subordinated Loan | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	51
Initial call date	[1]	2028
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	[1]	£ 0	£ 73
Initial call date	[1]	2028

[1]

Following a review, these instruments are deemed to have characteristics that would qualify them as equity rather than subordinated liabilities. They have been subsequently reclassified in December 2018 resulting in a £491m movement.